NOTE 15 - Income taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Canada
Net operating losses carryforwards	$ (7,023)
Israel
Net operating losses carryforwards	(45,156)
United States
Net operating losses carryforwards	(38)
Total
Net operating losses carryforwards	$ (52,217)